DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT
DEBT

5.    DEBT

As of September 30, 2021 and December 31, 2020, there was $43,190,312 and $7,500,000 outstanding on term loans, respectively, of which $0 and $3,750,000 was classified as current, respectively. The estimated fair value of long-term term debt approximated its carrying value as of these reporting dates.

	September 30, 2021	December 31, 2020
Term Loan, matures August 2025	$43,190,312	$—
7th Amendment Term Loan, matures December 2022	—	7,500,000
Total Term Debt	43,190,312	7,500,000
Less: Current Portion	—	(3,750,000)
Long-term term Loan	$43,190,312	$3,750,000

Aggregate principal maturities of debt as of September 30, 2021 are as follows:

September 30, 2021
2021	$—
2022	—
2023	—
2024	—
2025	43,190,312
Total	$43,190,312

On August 4, 2021, the Company entered into a new term loan agreement (“the New Term Loan”). The New Term Loan will provide the Company with $45,000,000 at a floating per annum rate of LIBOR plus 8.5%, with a maturity date of August 4, 2025. Should LIBOR no longer be published, the agreement provides for an alternative rate of interest based on the per annum rate equal to the greatest of the Prime Rate or the Federal Funds Effective Rate plus 1/2 of 1% in effect on such day. The agreement provides the lender with a first priority security interest in all of the Company’s assets and contains a certain number of financial covenants, which requires us to (i) maintain minimum unrestricted cash balance of $15,000,000, (ii) maintain minimum net Retail revenue based upon agreed upon quarterly targets, and (iii) maintain a Retail gross margin percentage of at least 8%. These net Retail revenue and Retail gross margin targets are tested quarterly on a trailing twelve-month basis. The agreement also includes other affirmative and negative covenants, which, among other things, restricts the Company’s ability to pay dividends or make any distributions, incur indebtedness, incur liens, and sell substantially all of its assets. The agreement also subjects the Company to certain reporting covenants. The Company is required to provide monthly, quarterly and annual financial statements, operating budget and metrics, and other financial information as requested. Also in connection with the New Term Loan, the Company issued 126,993 warrants to purchase price stock at an exercise price of $7.0871, which expire on April 4, 2031. A portion of the proceeds from the New Term Loan was first allocated to the warrants in an amount equal to the fair value of the warrants on the date of issuance and the remainder of the proceeds were allocated to debt. These warrants were recorded as a liability and will automatically be deemed to be cashless exercised immediately prior to and contingent upon the consummation of the Business Combination. Refer to Note 9 for further details regarding the Company’s warrants.

Further, on August 4, 2021, the Company repaid the outstanding principal balance of the Seventh Amendment of its existing term loan and security agreement (the “Credit Agreement”) of $5,000,000 and recognized a loss on extinguishment of debt in the amount of $202,723. In connection with the loan repayment, the Company’s letter of credit was modified and the Company is now required to maintain cash collateral for the outstanding letters of credit. As a result, the cash collateral related to the outstanding letters of credit are segregated in restricted cash accounts as of September 30, 2021. Refer to the Notes to the Annual Report for further detail on the Seventh Amendment and corresponding Credit Agreement.

As of both September 30, 2021 and December 31, 2020, the Company had approximately $2,571,667 of letters of credit issued, of which none were drawn.

5.    DEBT

In May 2018, the Company amended and extended the loan and security agreement (the “Credit Agreement”), originally dated June 24, 2015 and previously amended in December 2017 and January 2018. The amendment provided the Company with a letter of credit of $11,000,000 and a term loan of $3,500,000, with a maturity date of May 22, 2021. The Company issued warrants to purchase 12,500 shares of common stock at a price of $3.04 per share in connection with the amendment to the Credit Agreement on May 22, 2018. As of December 31, 2019 and 2018, the Company had issued $2,671,667 and $2,775,742 letters of credit, respectively, out of the $11,000,000 available.

In March 2020, the Company finished paying down the $3,500,000 term loan by entering into the Sixth Amendment of the Credit Agreement which granted the Company a term loan in the principal amount of $5,000,000, with a maturity date of June 1, 2020.

In June 2020, the Company paid down the $5,000,000 by entering into the Seventh Amendment of the Credit Agreement. The Seventh Amendment granted the Company a term loan in the principal amount of $7,500,000 with a maturity date of December 22, 2022, of which $5,132,500 was immediately drawn. In July 2020, the Company drew down on the remaining $2,367,500 of principal in this most recent amendment, increasing the Company’s total borrowings to $7,500,000. The Seventh Amendment also reduced the available letters of credit from $11,000,000 to $4,000,000. As of December 31, 2020, the Company had issued $2,571,667 letters of credit, out of the $4,000,000 available.

The Credit Agreement provides the bank a first perfect security interest in all of the Company’s assets with a negative pledge on intellectual property. As of December 31, 2020, 2019 and 2018, outstanding amounts drawn on the Credit Agreements accrued interest at a floating per annum rate equal to three and one- quarter of one percentage points (3.25%) above the Prime Rate for 2020 and 2019, respectively, and two percentage points (2.00%) above the Prime Rate for 2018.

The Credit Agreement contains a certain number of affirmative and negative covenants, which, among other things, requires the Company to maintain collateral accounts, a liquidity ratio (calculated as the unrestricted cash plus 60% of the value of net billed accounts receivable divided by the aggregate amount of the obligations of the Credit Agreement) of greater than 1.25 to 1.00 and restricts the Company’s ability to pay dividends or make any distributions, incur subsidiary indebtedness, incur liens, sell substantially all of our assets, and consummate fundamental changes. The Credit Agreement also subjects us to certain reporting covenants. The Company is required to provide monthly financials, inventory transactions report, summary payables and receivables reports and a signed compliance letter. The Company is in compliance with all affirmative covenants, negative covenants, and reporting requirements under the Credit Agreement.

Amounts outstanding under of long-term term debt consisted of the following as of December 31, 2020 and 2019. The estimated fair value of long-term term debt approximated its carrying value as of these reporting dates.

	2020	2019
5th Amendment term loan, matures May 2021	$—	$2,520,000
6th Amendment term loan, matures June 2020(1)	—	—
7th Amendment term loan, matures December 2022	7,500,000	—
Total term debt	7,500,000	2,520,000
Less: current portion	(3,750,000)	(1,680,000)
Long-term term loan	$3,750,000	$840,000
(1)	The 6th Amendment granted the Company with a term loan in the amount of $5,000,000, which was used to paydown the 5th Amendment Term Loan. The 6th Amendment was repaid in full as of December 31, 2020.

Aggregate principal maturities of debt as of December 31, 2020 are as follows:

2021	$3,750,000
2022	3,750,000
2023	—
2024	—
Total	$7,500,000